As filed with the Securities and Exchange Commission on October 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
August 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 39.96%	Value
	Aerospace Product and Parts Manufacturing - 2.93%
5,770	Honeywell International, Inc.	$275,864
	Basic Chemical Manufacturing - 0.97%
4,577	Olin Corp.	91,265
	Beverage Manufacturing - 2.83%
4,136	PepsiCo, Inc.	266,483
	Computer and Peripheral Equipment Manufacturing - 2.84%
32,350	Xerox Corp.	266,997
	Depository Credit Intermediation - 4.11%
19,230	First Niagra Financial Group, Inc.	206,915
9,202	Old National Bancorp	90,272
4,170	Trustmark Corp.	89,655
		386,842
	Grocery Stores - 2.96%
15,213	Safeway, Inc.	278,854
	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 1.00%
1,577	Watsco, Inc.	94,068
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.95%
2,932	Applied Industrial Technologies, Inc.	89,778
	Medical Equipment and Supplies Manufacturing - 2.91%
3,295	3M Co.	273,419
	Motion Picture and Video Industries - 0.96%
4,304	Cinemark Holdings, Inc.	90,169
	Other Food Manufacturing - 1.68%
3,316	McCormick & Co., Inc.	158,472
	Other Furniture Related Product Manufacturing - 1.70%
7,209	Leggett & Platt, Inc.	159,968
	Other Miscellaneous Manufacturing - 2.21%
5,369	Hasbro, Inc.	207,995
	Petroleum and Coal Products Manufacturing - 2.88%
2,745	Chevron Corp.	271,508
	Pharmaceutical and Medicine Manufacturing - 2.88%
8,170	Merck & Co., Inc.	270,590
	Printing and related Support Activities - 2.19%
13,514	R.R. Donnelley & Sons Co.	206,088
	Semiconductor and Other Electronic Component Manufacturing - 2.37%
9,686	Maxim Integrated Products, Inc.	223,262
	Waste Treatment and Disposal - 0.94%
3,975	Progressive Waste Solutions Ltd. (a)	88,881
	Water, Sewage and Other Systems - 0.65%
1,722	American States Water Co.	61,131

	TOTAL COMMON STOCKS (Cost $3,661,090)	3,761,634

	EXCHANGE-TRADED FUNDS - 26.69%
9,251	iShares Floating Rate Note ETF	458,850
7,711	iShares iBoxx $ High Yield Corporate Bond Fund	678,799
5,944	iShares iBoxx $ Investment Grade Corporate Bond Fund	667,689
21,576	SPDR Barclays Capital Emerging Markets Local Bond ETF	707,046
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,517,604)	2,512,384

Principal
Amount	CORPORATE BONDS - 13.82%
	Alumina and Aluminum Production and Processing - 1.17%
	Alcoa, Inc.
$120,000	5.95%, 2/1/2037	110,471
	Depository Credit Intermediation - 0.95%
	Citigroup, Inc.
100,000	5.875%, 2/22/2033	89,653
	Electric Power Generation, Transmission and Distribution - 1.25%
	Exelon Corp.
115,000	5.625%, 6/15/2035	117,685
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.62%
	Sara Lee Corp.
60,000	6.125%, 11/1/2032	58,109
	Grocery Stores - 1.09%
	Kroger Co.
100,000	5.40%, 7/15/2040	102,995
	Health and Personal Care Stores - 0.28%
	CVS Caremark Corp.
25,000	5.75%, 5/15/2041	26,178
	Household and Institutional Furniture and Kitchen Cabinet Manufacturing - 0.60%
	Masco Corp.
60,000	6.50%, 8/15/2032	56,425
	Insurance Carriers - 1.22%
	Travelers Companies, Inc.
115,000	3.90%, 11/1/2020	114,601
	Management of Companies and Enterprises - 0.21%
	JPMorgan Chase & Co.
10,000	2.60%, 1/15/2016	9,988
	Morgan Stanley
10,000	3.45%, 11/2/2015	9,688
		19,676
	Metal Ore Mining - 0.34%
	Southern Copper Corp.
30,000	6.75%, 4/16/2040	31,832
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.22%
	Raytheon Co.
115,000	3.125%, 10/15/2020	114,546
	Non-Depository Credit Intermediation - 1.13%
	John Deere Capital Corp.
10,000	2.80%, 9/18/2017	10,264
	General Electric Capital Corp.
100,000	5.00%, 5/15/2030	96,610
		106,874
	Other General Merchandise Stores - 1.38%
	Wal-Mart Stores, Inc.
25,000	4.875%, 7/8/2040	25,415
100,000	5.00%, 10/25/2040	104,925
		130,340
	Rail Transportation - 1.07%
	Burlington North Santa Fe
100,000	5.05%, 3/1/2041	100,335
	Securities and Commodity Contracts Intermediation and Brokerage - 0.11%
	Goldman Sachs Group, Inc.
10,000	3.625%, 2/7/2016	10,019
	Wired Telecommunications Carriers - 1.18%
	Verizon Maryland, Inc.
115,000	5.125%, 6/15/2033	110,998

	TOTAL CORPORATE BONDS (Cost $1,285,104)	1,300,737

Shares	SHORT-TERM INVESTMENTS - 39.92%

3,757,416	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	3,757,416
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,757,416)	3,757,416

	TOTAL INVESTMENTS IN SECURITIES (Cost $11,221,214) - 120.39%	11,332,171
	Liabilities in Excess of Other Assets - (20.39)%	(1,919,599)
	NET ASSETS - 100.00%	$9,412,572

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of August 31, 2011.
ETF - Exchange-Traded Fund

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
August 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 82.95%	Value
	Aerospace Product and Parts Manufacturing - 2.08%
6,796	Lockheed Martin Corp.	$504,195
	Agriculture, Construction, and Mining Machinery Manufacturing - 3.77%
11,315	Deere & Co.	914,478
	Beverage Manufacturing - 0.70%
3,021	Coca-Cola Bottling Co.	169,176
	Building Material and Supplies Dealers - 3.76%
45,731	Lowe's Companies, Inc.	911,419
	Depository Credit Intermediation - 1.92%
12,385	Prosperity Bancshares, Inc.	466,469
	Electric Power Generation, Transmission and Distribution - 3.80%
5,163	Empresa Nacional de Elctrcidad S.A. - ADR	267,805
22,625	PPL Corp.	653,410
		921,215
	Freight Transportation Arrangement - 3.95%
13,568	C.H. Robinson Worldwide, Inc.	956,544
	Grocery Stores - 1.79%
23,922	Safeway, Inc.	434,892
	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 3.05%
12,388	Watsco, Inc.	738,944
	Industrial Machinery Manufacturing - 3.74%
80,163	Applied Materials, Inc.	907,445
	Limited-Service Eating Places - 1.77%
11,135	Starbucks Corp.	430,034
	Medical Equipment and Supplies Manufacturing - 3.88%
11,341	3M Co.	941,076
	Motor Vehicle Manufacturing - 3.93%
25,297	PACCAR, Inc.	951,926
	Motor Vehicle Parts Manufacturing - 4.02%
22,659	Eaton Corp.	973,204
	Other Financial Investment Activities - 1.05%
9,657	Evercore Partners, Inc. - Class A	253,303
	Other Furniture Related Product Manufacturing - 3.19%
34,821	Leggett & Platt, Inc.	772,678
	Other General Purpose Machinery Manufacturing - 1.65%
8,448	ITT Corp.	399,928
	Other Miscellaneous Manufacturing - 6.86%
24,365	Hasbro, Inc.	943,900
22,220	Valspar Corp.	717,484
		1,661,384
	Personal Care Services - 0.96%
15,874	Regis Corp.	233,459
	Petroleum and Coal Products Manufacturing - 11.70%
9,534	Chevron Corp.	942,341
12,836	Exxon Mobil Corp.	950,377
17,586	Murphy Oil Corp.	942,258
		2,834,976
	Pharmaceutical and Medicine Manufacturing - 3.99%
16,539	Novartis AG - ADR	966,870
	Securities and Commodity Contracts Intermediation and Brokerage - 1.36%
11,156	MarketAxess Holdings, Inc.	328,879
	Semiconductor and Other Electronic Component Manufacturing - 3.95%
41,517	Maxim Integrated Products, Inc.	956,967
	Software Publishers - 1.08%
9,870	Microsoft Corp.	262,542
	Waste Treatment and Disposal - 3.97%
21,273	Progressive Waste Solutions Ltd. (a)	475,664
15,985	Republic Services, Inc.	485,305
		960,969
	Wireless Telecommunications Carriers (except Satellite) - 1.03%
9,767	Telephone and Data Systems, Inc.	250,328

	TOTAL COMMON STOCKS (Cost $19,737,820)	20,103,300

	SHORT-TERM INVESTMENTS - 54.34%
13,167,969	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (b)	13,167,969
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,167,969)	13,167,969

	TOTAL INVESTMENTS IN SECURITIES (Cost $32,905,789) - 137.29%	33,271,269
	Liabilities in Excess of Other Assets - (37.29)%	(9,036,891)
	NET ASSETS - 100.00%	$24,234,378

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of August 31, 2011.
ADR - American Depositary Receipt

WBI Funds
Notes to the Schedule of Investments
August 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2011:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support & Waste Management	$88,881	$—	$—	$88,881
Finance and Insurance	386,841	—	—	386,841
Manufacturing	2,671,912	—	—	2,671,912
Retail Trade	278,854	—	—	278,854
Information	90,169	—	—	90,169
Utilities	61,131	—	—	61,131
Wholesale Trade	183,846	—	—	183,846
Total Common Stocks	3,761,634	—	—	3,761,634
Exchange-Traded Funds	2,512,384	—	—	2,512,384
Short-Term Investments	3,757,416	—	—	3,757,416
Corporate Bonds	—	1,300,737	—	1,300,737
Total Investments in Securities	$10,031,434	$1,300,737	$—	$11,332,171

WBI Absolute Return Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$430,034	$—	$—	$430,034
Administrative Support & Waste Management	960,969	—	—	960,969
Finance and Insurance	1,048,650	—	—	1,048,650
Information	512,870	—	—	512,870
Manufacturing	12,954,304	—	—	12,954,304
Other Services	233,459	—	—	233,459
Retail Trade	1,346,311	—	—	1,346,311
Transportation and Warehousing	956,544	—	—	956,544
Utilities	921,215	—	—	921,215
Wholesale Trade	738,944	—		738,944
Total Common Stocks	20,103,300	—	—	20,103,300
Short-Term Investments	13,167,969	—	—	13,167,969
Total Investments in Securities	$33,271,269	$—	$—	$33,271,269

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at August 31, 2011, the end of the reporting period. The Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the quarter ended August 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$11,221,214

Gross unrealized appreciation	$154,015
Gross unrealized depreciation	(43,058)
Net unrealized appreciation	$110,957

WBI Absolute Return Dividend Growth Fund

Cost of investments	$32,905,789

Gross unrealized appreciation	$556,787
Gross unrealized depreciation	(191,307)
Net unrealized appreciation	$365,480

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    10/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    10/19/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    10/19/11

* Print the name and title of each signing officer under his or her signature.